SARATOGA ADVANTAGE TRUST

International Equity Portfolio

Incorporated herein by reference are the definitive versions of the prospectus for the Saratoga Advantage Trust filed pursuant to Rule 497 (c) under the Securities Act of 1933, as amended, on August 28, 2014 (SEC Accession No. 0000910472-14-0003728).